ACCOUNTS RECEIVABLE AND OTHER (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current:
Accounts receivables	$ 441	$ 402
Prepayments & other assets	58	46
Total current	499	448
Non-current:
Other assets	17	15
Total non-current	17	15
Brazil
Current:
Accounts receivables	$ 254	$ 210